Valuation And Qualifying Accounts (Allowance For Doubtful Accounts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation And Qualifying Accounts
Balance at Beginning of Period	$ 483	$ 547	$ 878
Charged to Costs and Expenses	1,032	954	1,117
Charged to Other Accounts	(32)	(30)	48
Acquisitions	0	0	0
Deductions	1,029	988	1,496
Balance at End of Period	$ 454	$ 483	$ 547